Investment Objectives and Goals	Aug. 21, 2026
GraniteShares 2x Long XE Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of X-Energy Inc. (Nasdaq: XE).
GraniteShares 2x Long MAIR Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Madison Air Solutions Corporation (NYSE: MAIR).
GraniteShares 2x Long RVMD Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Revolution Medicines, Inc. (Nasdaq: RVMD).